Revenue - Summary of Revenue Disaggregated by Service Type, and Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,497,750	$ 1,339,151	$ 1,385,294
Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,158,661	1,948,288	1,750,978
Master services agreement | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,652,978	1,490,009	1,383,377
Bid contract | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	505,683	458,279	367,601
Unit price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,369,082	1,356,640	1,380,256
Fixed price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	267,742	157,701	112,924
Time and materials contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	521,837	433,947	257,798
Gas infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,302,340	1,261,160	1,238,974
Electric power infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	525,202	411,826	247,717
Other | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 331,119	$ 275,302	$ 264,287